REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Revision to financial statements (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended				12 Months Ended			36 Months Ended
	Jan. 01, 2019	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2018
Consolidated Income Statement and Statement of Comprehensive Income
Cost of services		$ 3,677	$ 3,824	$ 4,162	$ 4,318	$ 16,550	$ 17,137	$ 17,676
Total costs and expenses		4,493	4,620	5,065	5,175	20,560	21,112	20,852
Income (loss) before income taxes		(205)	(189)	(313)	(403)	(1,903)	(1,760)	(573)
Provision for income taxes		45	40	76	91	402	247	366
Net income (loss)		(250)	(229)	(389)	(494)	(2,304)	(2,007)	(939)
Foreign currency translation adjustments		(267)	(51)	17	(96)	194	129	11
Other comprehensive income (loss), before tax		(263)	105	22	(81)	324	123	(46)
Other comprehensive income (loss), net of tax		(264)	54	21	(86)	292	125	(28)
Total comprehensive income (loss)		$ (514)	$ (175)	$ (368)	$ (580)	$ (2,013)	$ (1,883)	$ (967)
Basic earnings (loss) per share (in dollars per share)		$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)	$ (8.96)	$ (4.19)
Diluted earnings (loss) per share (in dollars per share)		$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)	$ (8.96)	$ (4.19)
Consolidated Balance Sheet and Equity Statement
Accrued contract costs		$ 476	$ 676	$ 413		$ 498	$ 440		$ 498
Total current liabilities		4,609	5,058	3,676		4,457	3,838		4,457
Other liabilities		474	449	297		522	300		522
Total liabilities		10,093	10,730	6,134		10,446	6,220		10,446
Net Parent investment	$ 7,499			6,040			6,023	$ 7,159
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)		4,341	4,315			4,284			4,284
Accumulated other comprehensive income/(loss)		(1,353)	(1,089)	(1,161)		(1,143)	(1,096)	(1,221)	(1,143)
Total stockholders' equity before non-controlling interests		2,117	2,618			2,765	4,927	5,938	2,765
Total equity	6,358	$ 2,211	$ 2,711	4,932	$ 4,902	$ 2,767	$ 4,985	5,994	$ 2,767		$ 6,358
Common Stock, Par value (in dollars per share)		$ 0.01	$ 0.01			$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares authorized (in shares)		1,000.0	1,000.0			1,000.0	1,000.0		1,000.0
Common Stock, Shares issued (in shares)		228.1	224.5			224.2	224.2		224.2
Consolidated Equity Statement
Net Parent investment	7,499			6,040			$ 6,023	7,159
Accumulated other comprehensive income/(loss)		$ (1,353)	$ (1,089)	(1,161)		$ (1,143)	(1,096)	(1,221)	$ (1,143)
Total stockholders' equity before non-controlling interests		2,117	2,618			2,765	4,927	5,938	2,765
Total equity	6,358	2,211	2,711	4,932	4,902	2,767	4,985	5,994	2,767		$ 6,358
Cash flows from operating activities:
Net income (loss)		(250)	(229)	(389)	(494)	(2,304)	(2,007)	(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)		12	(66)	106	74	994	299	399
Other assets and other liabilities		$ (224)	151	(43)	172	822	(365)	(244)
As Previously Reported
Consolidated Income Statement and Statement of Comprehensive Income
Cost of services				4,167		16,570	17,143	17,682
Total costs and expenses				5,070		20,580	21,118	20,858
Income (loss) before income taxes				(319)		(1,922)	(1,766)	(579)
Provision for income taxes				74		397	246	364
Net income (loss)				(393)		(2,319)	(2,011)	(943)
Foreign currency translation adjustments				19		198	125	12
Other comprehensive income (loss), before tax				24		329	119	(45)
Other comprehensive income (loss), net of tax				23		296	121	(27)
Total comprehensive income (loss)				(370)		$ (2,023)	$ (1,891)	$ (970)
Basic earnings (loss) per share (in dollars per share)						$ (10.35)	$ (8.97)	$ (4.21)
Diluted earnings (loss) per share (in dollars per share)						$ (10.35)	$ (8.97)	$ (4.21)
Consolidated Balance Sheet and Equity Statement
Accrued contract costs				489		$ 585	$ 512		585
Total current liabilities				3,752		4,544	3,910		4,544
Other liabilities				278		501	282		501
Total liabilities				6,190		10,511	6,274		10,511
Net Parent investment	7,457			5,985			5,972	$ 7,112
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)						4,218			4,218
Accumulated other comprehensive income/(loss)				(1,163)		(1,143)	(1,100)	(1,220)	(1,143)
Total stockholders' equity before non-controlling interests						2,700	4,873	5,892	2,700
Total equity	6,315			4,875		2,702	4,931	5,948	2,702
Consolidated Equity Statement
Net Parent investment	7,457			5,985			5,972	7,112
Accumulated other comprehensive income/(loss)				(1,163)		(1,143)	(1,100)	(1,220)	(1,143)
Total stockholders' equity before non-controlling interests						2,700	4,873	5,892	2,700
Total equity	6,315			4,875		2,702	4,931	5,948	2,702
Cash flows from operating activities:
Net income (loss)				(393)		(2,319)	(2,011)	(943)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)				105		989	297	397
Other assets and other liabilities				(38)		842	(360)	(238)
Adjustments
Consolidated Income Statement and Statement of Comprehensive Income
Cost of services				(5)		(20)	(5)	(6)
Total costs and expenses				(5)		(20)	(5)	(6)
Income (loss) before income taxes				5		20	5	6
Provision for income taxes				1		5	1	1
Net income (loss)				4		15	4	4
Foreign currency translation adjustments				(2)		(5)	4	(1)
Other comprehensive income (loss), before tax				(2)		(5)	4	(1)
Other comprehensive income (loss), net of tax				(2)		(4)	4	(1)
Total comprehensive income (loss)				2		$ 11	$ 7	$ 3
Basic earnings (loss) per share (in dollars per share)						$ 0.07	$ 0.02	$ 0.02
Diluted earnings (loss) per share (in dollars per share)						$ 0.07	$ 0.02	$ 0.02
Consolidated Balance Sheet and Equity Statement
Accrued contract costs				(76)		$ (87)	$ (72)		(87)
Total current liabilities				(76)		(87)	(72)		(87)
Other liabilities				19		22	18		22
Total liabilities				(57)		(65)	(54)		(65)
Net Parent investment	43			55			51	$ 47
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)						66			66
Accumulated other comprehensive income/(loss)				2		(1)	4	(1)	(1)
Total stockholders' equity before non-controlling interests						65	54	46	65
Total equity	43			57		65	54	46	65
Consolidated Equity Statement
Net Parent investment	43			55			51	47
Accumulated other comprehensive income/(loss)				2		(1)	4	(1)	(1)
Total stockholders' equity before non-controlling interests						65	54	46	65
Total equity	43			57		65	54	46	65
Cash flows from operating activities:
Net income (loss)				4		15	4	4
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)				1		5	1	2
Other assets and other liabilities				$ (5)		(20)	$ (5)	$ (6)
Over-accrual of Accrued contract costs
Consolidated Balance Sheet and Equity Statement
Accrued contract costs						498			498
Total current liabilities						4,457			4,457
Other liabilities						522			522
Total liabilities						10,446			10,446
Net Parent investment					6,027					$ 6,023
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)						4,284			4,284
Accumulated other comprehensive income/(loss)					(1,182)	(1,143)			(1,143)	(1,096)
Total stockholders' equity before non-controlling interests						2,765			2,765
Total equity					4,902	$ 2,767			$ 2,767	4,985
Common Stock, Par value (in dollars per share)						$ 0.01			$ 0.01
Common Stock, Shares authorized (in shares)						1,000.0			1,000.0
Common Stock, Shares issued (in shares)						224.2			224.2
Consolidated Equity Statement
Net Parent investment					6,027					6,023
Accumulated other comprehensive income/(loss)					(1,182)	$ (1,143)			$ (1,143)	(1,096)
Total stockholders' equity before non-controlling interests						2,765			2,765
Total equity					4,902	2,767			2,767	4,985
Over-accrual of Accrued contract costs | As Previously Reported
Consolidated Balance Sheet and Equity Statement
Accrued contract costs						585			585
Total current liabilities						4,544			4,544
Other liabilities						501			501
Total liabilities						10,511			10,511
Net Parent investment					5,976					5,972
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)						4,218			4,218
Accumulated other comprehensive income/(loss)					(1,186)	(1,143)			(1,143)	(1,100)
Total stockholders' equity before non-controlling interests						2,700			2,700
Total equity					4,848	2,702			2,702	4,931
Consolidated Equity Statement
Net Parent investment					5,976					5,972
Accumulated other comprehensive income/(loss)					(1,186)	(1,143)			(1,143)	(1,100)
Total stockholders' equity before non-controlling interests						2,700			2,700
Total equity					4,848	2,702			2,702	4,931
Over-accrual of Accrued contract costs | Adjustments
Consolidated Income Statement and Statement of Comprehensive Income
Provision for income taxes	(14)
Consolidated Balance Sheet and Equity Statement
Accrued contract costs	(57)		$ 87			(87)			(87)
Total current liabilities						(87)			(87)
Other liabilities						22			22
Total liabilities						(65)			(65)
Net Parent investment					51					51
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)						66			66
Accumulated other comprehensive income/(loss)					4	(1)			(1)	4
Total stockholders' equity before non-controlling interests						65			65
Total equity	43				54	65			65	54
Consolidated Equity Statement
Net Parent investment					51					51
Accumulated other comprehensive income/(loss)					4	(1)			(1)	4
Total stockholders' equity before non-controlling interests						65			65
Total equity	$ 43				$ 54	65			65	$ 54
Over accrual of Accrued contract costs and cost of services | Adjustments
Consolidated Income Statement and Statement of Comprehensive Income
Cost of services									(30)
Provision for income taxes									8
Consolidated Balance Sheet and Equity Statement
Accrued contract costs						$ (30)			$ (30)